Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
The following tables show the movements in the net book values of property, plant and equipment for the years ended December 31, 2021 and 2020, respectively:

In CHF thousands	Furniture	IT equipment	Laboratory equipment	Leasehold improvements	Total
Acquisition cost:
Balance at December 31, 2020	214	1,497	7,958	464	10,133
Acquisitions	207	257	1,315	831	2,610
Disposals	—	—	(77)	—	(77)
Balance at December 31, 2021	421	1,754	9,196	1,295	12,666

Accumulated depreciation:
Balance at December 31, 2020	(61)	(970)	(4,405)	(281)	(5,717)
Depreciation expenses	(45)	(346)	(1,398)	(108)	(1,897)
Disposals	—	—	64	—	64
Balance at December 31, 2021	(106)	(1,316)	(5,739)	(389)	(7,550)

Carrying amount:
December 31, 2020	153	527	3,553	183	4,416
December 31, 2021	315	438	3,457	906	5,116

In CHF thousands	Furniture	IT equipment	Laboratory equipment	Leasehold improvements	Total
Acquisition cost:
Balance at December 31, 2019	158	1,187	6,698	402	8,445
Acquisitions	96	310	1,566	62	2,034
Disposals	(40)	—	(306)	—	(346)
Balance at December 31, 2020	214	1,497	7,958	464	10,133

Accumulated depreciation:
Balance at December 31, 2019	(68)	(627)	(3,619)	(214)	(4,528)
Depreciation expenses	(33)	(343)	(1,092)	(67)	(1,535)
Disposals	40	—	306	—	346
Balance at December 31, 2020	(61)	(970)	(4,405)	(281)	(5,717)

Carrying amount:
December 31, 2019	90	560	3,079	188	3,917
December 31, 2020	153	527	3,553	183	4,416